Commitments and Contingencies - Merger Agreement (Details) - USD ($)			12 Months Ended
	Sep. 29, 2025	Jul. 30, 2025	Dec. 31, 2025	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 17, 2022
Commitments and Contingencies
Consideration received from sponsor				$ 7,436,308	$ 233,667
Preferred stock, par value (in dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
CIK_0001843477_Spring Valley Acquisition Corp. II
Commitments and Contingencies
Warrants outstanding			2,300,000			2,300,000
Ordinary shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Purchase price, per unit			$ 12.02						$ 10.25
Consideration received from sponsor			$ 25,000
Preferred stock, par value (in dollars per share)			$ 0.0001			$ 0.0001
Series A Preferred Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Commitments and Contingencies
Investor closing shares	29,700	29,700
Consideration received from sponsor	$ 29,700,000	$ 29,700,000
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Common Stock
Commitments and Contingencies
Common stock issued				13,140,724	96,000,040
Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Commitments and Contingencies
Common stock issued	2,500,000	2,500,000
Purchase price, per unit	$ 12	$ 12
Sponsor | Private Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Commitments and Contingencies
Warrants outstanding	7,000,000	7,000,000
Exercise price of warrants	$ 1	$ 1
Sponsor | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Commitments and Contingencies
Common stock issued	3,100,000	3,100,000